Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Analysis of goodwill
Carrying value of goodwill	£ 5,607
Retail Banking
Analysis of goodwill
Carrying value of goodwill	2,692
Commercial and Private Banking (CPB)
Analysis of goodwill
Carrying value of goodwill		£ 2,600
Commercial Banking
Analysis of goodwill
Carrying value of goodwill	2,606
Private Banking
Analysis of goodwill
Carrying value of goodwill	9
RBS International
Analysis of goodwill
Carrying value of goodwill	£ 300	£ 300